Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
Mandatorily	kr 66,630	kr 64,347
Derivatives used for hedge accounting	2,588	1,964
Amortized cost	235,847	228,016
Total financial assets	305,065	294,327
Cash and cash equivalents
Financial assets at fair value through profit or loss
Amortized cost	1,362	2,416
Total financial assets	1,362	2,416
Treasuries/government bonds
Financial assets at fair value through profit or loss
Mandatorily	8,344	11,117
Total financial assets	8,344	11,117
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Mandatorily	53,906	48,665
Total financial assets	53,906	48,665
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Amortized cost	43,627	36,781
Total financial assets	43,627	36,781
Loans to credit institutions
Financial assets at fair value through profit or loss
Amortized cost	27,010	27,725
Total financial assets	27,010	27,725
Loans to the public
Financial assets at fair value through profit or loss
Amortized cost	163,848	161,094
Total financial assets	163,848	161,094
Derivatives
Financial assets at fair value through profit or loss
Mandatorily	4,380	4,565
Derivatives used for hedge accounting	2,588	1,964
Total financial assets	kr 6,968	kr 6,529